Consolidated Statements of Cash Flows - GBP (£)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities
Net loss	£ (5,164,015)	£ (4,036,268)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	1,006,144	1,005,726
Share-based compensation	229,547	333,606
PIK Interest	81,426
Change in fair value of convertible notes		117,755
Changes in operating assets and liabilities:
Accrued income	13,833	54,181
Other current assets	279,998	31,470
Accounts payable and accrued expenses	(1,052,636)	181,023
Accrued interest - related party	134,510	132,699
Accrued interest	(36,392)	204,799
Net cash used in operating activities	(4,507,585)	(1,975,009)
Cash flows from Investing Activities
Purchases of property and equipment	(1,784)	(457)
Net cash used in investing activities	(1,784)	(457)
Cash flows from Financing Activities
Proceeds from performance incentive grants exercised	4,441,868
Proceeds from issuance of loans - related parties	500,000
Proceeds from the issuance of convertible notes payable		800,000
Repayments of notes payable	(225,000)
Proceeds from the issuance of convertible notes payable - related parties		1,250,000
Net cash provided by financing activities	4,716,868	2,050,000
Net increase in cash	207,499	74,534
Cash, beginning of year	3,066	28,066
Cash, end of the year	£ 210,565	£ 102,600